Stockholders' Equity (Details 7) - Common Stock Warrants [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning	845,402	518,977		303,421
Issued	69,517	327,060		215,556
Terminated		(636)
Outstanding at ending	914,920	845,402		518,977
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning	$ 19.20	$ 32.00	[1]	$ 31.60	[1]
Issued	40.00	18.00		39.20
Terminated		320.00
Outstanding at ending	$ 25.85	$ 19.20		$ 32.00	[1]

[1]	The weighted-average exercise price reflects exercise prices adjustments triggered by the December 2014 and December 2015 Private Placements described above.